COMMITMENTS AND CONTINGENCIES - Commitments (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Jan. 31, 2019 USD ($) ft²	Jan. 31, 2018 USD ($)
Operating lease
2020		$ 280,000
2021		315,000
2022		324,000
2023		334,000
2024		286,000
Total		1,539,000
Capital lease for laboratory equipment
2020		22,000
2021		22,000
2022		3,000
Total		47,000
Total
2020		302,000
2021		337,000
2022		327,000
2023		334,000
2024		286,000
Total		1,586,000
Rent expense
Rent expense		586,000	$ 612,000
Capital lease obligation	$ 61,000
Future payments representing interest	$ 5,000
CRO agreements, remaining cost		$ 800,000
San Jose, California
Rent expense
Leased office and laboratory area | ft²		11,793